CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interests in Consolidated Subsidiaries [Member]
Common stock issued, beginning balance (in shares) at Dec. 31, 2015		245,811,180
Shareholders' equity, beginning balance at Dec. 31, 2015	$ 3,766,336	$ 2,458	$ 1,378,444	$ (127,242)	$ 0	$ (917,862)	$ 3,430,538
Net income	174,959	0	0	0	83,446	0	91,513
Other comprehensive income (loss) (Note G)	(28,783)	$ 0	0	(7,372)	0	0	(21,411)
Common stock issued (in shares)		0
Common stock issued	5,676	$ 0	(3,679)	0	0	9,355	0
Common stock dividends - $0.615 and $0.615 per share (Note F)	(129,235)	0	(45,789)	0	(83,446)	0	0
Distributions to noncontrolling interests	(137,980)	0	0	0	0	0	(137,980)
Other	(5,466)	0	(1,425)	0	0	0	(4,041)
Shareholders' equity, ending balance at Mar. 31, 2016	3,645,507	$ 2,458	1,327,551	(134,614)	0	(908,507)	3,358,619
Common stock issued, ending balance (in shares) at Mar. 31, 2016		245,811,180
Common stock issued, beginning balance (in shares) at Dec. 31, 2016		245,811,180
Shareholders' equity, beginning balance at Dec. 31, 2016	3,428,915	$ 2,458	1,234,314	(154,350)	0	(893,677)	3,240,170
Cumulative effect adjustment for adoption of ASU 2016-09 at Dec. 31, 2016	73,368	0	0	0	73,368	0	0
Net income	186,185	0	0	0	87,361	0	98,824
Other comprehensive income (loss) (Note G)	44,105	$ 0	0	15,288	0	0	28,817
Common stock issued (in shares)		0
Common stock issued	3,201	$ 0	(2,506)	0	0	5,707	0
Common stock dividends - $0.615 and $0.615 per share (Note F)	(129,842)	0	0	0	(129,842)	0	0
Distributions to noncontrolling interests	(136,680)	0	0	0	0	0	(136,680)
Other	261	0	261	0	0	0	0
Shareholders' equity, ending balance at Mar. 31, 2017	$ 3,469,513	$ 2,458	$ 1,232,069	$ (139,062)	$ 30,887	$ (887,970)	$ 3,231,131
Common stock issued, ending balance (in shares) at Mar. 31, 2017		245,811,180